Income taxes (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Oct. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Statement [Line Items]
Deferred tax liabilities	$ 7,457	$ 7,457			$ 28,428
Description of amended and restated sales agreement		As amended and restated, the provisions of the Silver Purchase Agreement require that, on a consolidated basis, the Company sell to WPM 100% of silver produced from the San Dimas concessions during a contract year (August 6th to the following August 5th), up to 6 million ounces and 50% of silver produced thereafter, at the lower of (i) the current market price and (ii) $4.04 per ounce plus an annual increase of 1% (the PEM Realized Price). From August 6, 2016 to August 5, 2017, the contract price was $4.28 per ounce (August 6, 2015 to August 5, 2016 - $4.24) . From August 6, 2017 the contract price is $4.32 per ounce.
Estimated financial effect of contingent liabilities			$ 23,400	$ 8,500
Explanation of estimated financial effect of contingent liabilities		While the Company continues to believe its tax filing position based upon the APA is correct, should the Company ultimately be required to pay tax on its silver revenues based on market prices without any mitigating adjustments, the incremental income tax for the years 2012-2017 would be in the range of $130 - $145 million, before interest or penalties.
Proceeds from value added tax refunds	15,200
Expected to reverse within twelve months [Member]
Statement [Line Items]
Deferred tax liabilities	600	$ 600			5,200
Canadian losses [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	235,400	235,400			221,000
Canadian losses restricted to use only against income from the same or similar business that created these losses [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 122,000	$ 122,000			$ 132,000